[Investors Bank & Trust Company Letterhead]

                                               May 1, 1998



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     Portfolio Partners, Inc.
        File Nos. 333-32575 and 811-8319

Ladies and Gentlemen:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Portfolio Partners. Inc. (the "Fund"), the undersigned certifies that (i) the form of the Fund's Prospectus dated May 1, 1998 and Statement of Additional Information dated May 1, 1998 that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment ("PEA") No. 2, the most recent amendment to the Fund's Registration Statement on Form N-1A, which became effective with the Commission on May 1, 1998, and (ii) the text of PEA No. 2 was filed electronically via EDGAR on April 17, 1998.

        Questions regarding this filing should be directed to the undersigned at (617) 330-6413, or in her absence, to Amy R. Doberman at (860) 273-1409.

                                               Very truly yours,


                                               /s/Susan C. Mosher
                                               Susan C. Mosher, Esq.

cc:  Amy R. Doberman
     Megan Dunphy